Post-retirement benefits - Summary of geographical distribution of defined benefit obligations (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	100.00%	100.00%	100.00%
Canada [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	53.00%	48.00%	49.00%
UK [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	28.00%	28.00%	27.00%
United States of America [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	10.00%	14.00%	14.00%
Switzerland
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	5.00%	5.00%	5.00%
Other countries [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	4.00%	5.00%	5.00%
Pension benefits [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	100.00%
Pension benefits [member] | Canada [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	54.00%
Pension benefits [member] | UK [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	30.00%
Pension benefits [member] | United States of America [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	7.00%
Pension benefits [member] | Switzerland
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	5.00%
Pension benefits [member] | Other countries [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	4.00%
Other Benefits [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	100.00%
Other Benefits [member] | Canada [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	44.00%
Other Benefits [member] | UK [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	2.00%
Other Benefits [member] | United States of America [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	51.00%
Other Benefits [member] | Switzerland
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	0.00%
Other Benefits [member] | Other countries [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	3.00%